Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Derivative assets
Gross derivative balances, derivative assets	¥ 32,150	[1]	¥ 26,069	[1]
Less: Amounts offset in the consolidated balance sheets	(30,054)	[2]	(23,764)	[2]
Total net amounts reported on the face of the consolidated balance sheets	2,096	[3]	2,305	[3]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	(183)	[4]	(168)	[4]
Cash collateral			0	[4],[5]
Net amount	1,913		2,137
Derivative liabilities
Gross derivative balances, derivative liabilities	31,924	[1]	26,068	[1]
Less: Amounts offset in the consolidated balance sheets	(30,155)	[2]	(24,030)	[2]
Total net amounts reported on the face of the consolidated balance sheets	1,769	[3]	2,038	[3]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	(20)	[4]	(44)	[4]
Cash collateral	0	[4],[5]	0	[4],[5]
Net amount	1,749		1,994
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets	1,261		1,162
Derivative liabilities
Gross derivative balances, derivative liabilities	1,401	[6]	1,418	[6]
Equity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets	788		760
Derivative liabilities
Gross derivative balances, derivative liabilities	767	[6]	836	[6]
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets	11,313		10,485
Derivative liabilities
Gross derivative balances, derivative liabilities	11,096	[6]	10,281	[6]
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets	12,797		9,025
Derivative liabilities
Gross derivative balances, derivative liabilities	12,758	[6]	8,961	[6]
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets	21		11
Derivative liabilities
Gross derivative balances, derivative liabilities	9	[6]	9	[6]
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets	972		1,180
Derivative liabilities
Gross derivative balances, derivative liabilities	1,321	[6]	1,491	[6]
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets	132		130
Derivative liabilities
Gross derivative balances, derivative liabilities	127	[6]	128	[6]
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets	5		4
Derivative liabilities
Gross derivative balances, derivative liabilities	4	[6]	4	[6]
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets	4,846		3,296
Derivative liabilities
Gross derivative balances, derivative liabilities	4,426	[6]	2,923	[6]
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets	11		12
Derivative liabilities
Gross derivative balances, derivative liabilities	11	[6]	13	[6]
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets	4		4
Derivative liabilities
Gross derivative balances, derivative liabilities	4	[6]	4	[6]
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets	0		0
Derivative liabilities
Gross derivative balances, derivative liabilities	0	[6]	0	[6]
Commodity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets	0		0
Derivative liabilities
Gross derivative balances, derivative liabilities	¥ 0	[6]	¥ 0	[6]

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2014, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥744 billion and ¥808 billion, respectively. As of September 30, 2014, the gross balance of such derivative assets and derivative liabilities was ¥1,016 billion and ¥1,082 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2014, Nomura offset a total of ¥1,283 billion of cash collateral receivables against net derivative liabilities and ¥1,017 billion of cash collateral payables against net derivative assets. As of September 30, 2014, Nomura offset a total of ¥1,464 billion of cash collateral receivables against net derivative liabilities and ¥1,363 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[5]	As of March 31, 2014, a total of ¥203 billion of cash collateral receivables and ¥643 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2014, a total of ¥131 billion of cash collateral receivables and ¥583 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.